Income Taxes - Components of Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 136.4	$ 2,047.2	$ 80.1
Current tax benefit/(expense)	13.3	1.2	28.2
Deferred tax (expense)/benefit (excluding rate change)	(9.8)	86.5	10.4
Income tax (expense)/benefit	(23.1)	85.3	(17.8)
United Kingdom
Income Tax Examination [Line Items]
Income/(loss) before income taxes	76.1	1,687.4	72.6
Current tax benefit/(expense)	13.3	(0.2)	25.4
Deferred tax (expense)/benefit (excluding rate change)	(10.0)	(3.8)	10.6
Income tax (expense)/benefit	(23.3)	(3.6)	(14.8)
Bermuda
Income Tax Examination [Line Items]
Income/(loss) before income taxes	67.0	341.2	(0.3)
Current tax benefit/(expense)	0.0	0.0	0.0
Deferred tax (expense)/benefit (excluding rate change)	0.0	90.0	0.0
Income tax (expense)/benefit	0.0	90.0	0.0
Republic of Ireland
Income Tax Examination [Line Items]
Income/(loss) before income taxes	(6.7)	18.6	3.9
Current tax benefit/(expense)	0.0	1.4	0.4
Deferred tax (expense)/benefit (excluding rate change)	0.2	0.3	(0.2)
Income tax (expense)/benefit	0.2	(1.1)	(0.6)
Belgium
Income Tax Examination [Line Items]
Income/(loss) before income taxes	$ 0.0	$ 0.0	3.9
Current tax benefit/(expense)			2.4
Deferred tax (expense)/benefit (excluding rate change)			0.0
Income tax (expense)/benefit			$ (2.4)